Income Tax Expense - Schedule of Income Tax Expense (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expense [Abstract]
Potential tax benefit, percentage	25.00%	25.00%